Risk information - Impact of one percentage point change in market interest rate (Details) - Market risk - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Risk information
Percentage of increase in market interest rate	1.00%	1.00%
Impact from one percentage point increase in market interest rate	kr (115)	kr (171)
Impact from one percentage point increase in market interest rate for instruments measured at fair value through profit or loss	353	435
Impact from one percentage point increase in market interest rate for instruments measured at fair value through other comprehensive income	kr 0	kr (22)
Percentage of decrease in market interest rate	1.00%	1.00%
Impact from one percentage point decrease in market interest rate	kr 187	kr 270
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through profit or loss	(364)	(458)
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through other comprehensive income	0	40
Foreign currencies
Risk information
Impact from one percentage point increase in market interest rate	59	17
Impact from one percentage point increase in market interest rate for instruments measured at fair value through profit or loss	258	326
Impact from one percentage point increase in market interest rate for instruments measured at fair value through other comprehensive income	0	(21)
Impact from one percentage point decrease in market interest rate	(29)	(4)
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through profit or loss	(272)	(348)
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through other comprehensive income	0	22
SKR
Risk information
Impact from one percentage point increase in market interest rate	(174)	(188)
Impact from one percentage point increase in market interest rate for instruments measured at fair value through profit or loss	95	109
Impact from one percentage point increase in market interest rate for instruments measured at fair value through other comprehensive income	0	(1)
Impact from one percentage point decrease in market interest rate	216	274
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through profit or loss	(92)	(110)
Impact from one percentage point decrease in market interest rate for instruments measured at fair value through other comprehensive income	kr 0	kr 18